Critical accounting judgements and sources of estimation uncertainty - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Disclosure Of Accounting Judgements And Estimates [Line Items]
Accounts receivable gross	£ 46.0	$ 54.8
Provisions	1.8	$ 2.2
Provision for bad and doubtful debts	(2.4)		£ (0.8)	[1]	£ (0.7)
Goodwill	398.3		363.5	[2]
Impairment loss recognised in profit or loss, goodwill	1.6
Deferred tax liabilities	32.1		41.5	[2]
Cost and Carrying Amount [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Goodwill	398.3		£ 363.5	[2]	£ 184.3	[2]
Cost and Carrying Amount [Member] | Firefly BioWorks Multiplex and Assay Technology [Member]
Disclosure Of Accounting Judgements And Estimates [Line Items]
Written down value of asset held for sale	0.0
Other expenses, by nature	0.2
Other liabilities	0.2
Goodwill	1.6
Impairment loss recognised in profit or loss, goodwill	18.3
Deferred tax liabilities	£ 4.1

[1]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).
[2]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.